Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012		Jun. 30, 2012 Office		Dec. 31, 2011
Related Party Transaction [Line Items]
Service Fees as Per Services Agreement with Related Parties			$ 995,000
Professional services fee incurred	30,000		40,000
Number of sublease agreements			2
Offering costs					1,478,000
Due to affiliates					1,487,090
Ocwen
Related Party Transaction [Line Items]
Servicing fees not yet remitted	653,000	[1]	653,000	[1]
Servicing advances owed to Ocwen	3,440,000	[2]	3,440,000	[2]
Servicing advances owed to Ocwen	2,736,000	[3]	2,736,000	[3]
Initial term for administrative services			6 years
Additional markup on actual cost incurred			15.00%
Service Fees as Per Services Agreement with Related Parties	40,000		40,000
Professional services fee earned	744,000		995,000
Period to forward servicing fees collected on the Company's behalf by Ocwen			3 days
Offering costs					1,478,590
Due to affiliates					1,478,590
Altisource
Related Party Transaction [Line Items]
Initial term for administrative services			6 years
Additional markup on actual cost incurred	15.00%		15.00%
Service Fees as Per Services Agreement with Related Parties	177,000		231,000
Rental paid for office	20,000		27,000
Offering costs					8,500
Due to affiliates					$ 8,500

[1]	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at June 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
[2]	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
[3]	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of June 30, 2012.